FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Summary of maturity profile of the Group's financial liabilities based on contractual undiscounted payments

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2021
			More than
		More than	2 years
	Within 1	1 year but	but less
	year or on-	less than 2	than 5	More than		Carrying amount
In thousands of USD	demand	years	years	5 years	Total	at December 31
Trade payables	17,740	—	—	—	17,740	17,740
Other payables and accruals	17,258	—	—	—	17,258	17,258
Amount due to a related party	19	—	—	—	19	19
Borrowings	—	29,460	—	—	29,460	29,460
Lease liabilities	5,489	5,516	16,275	53,254	80,534	62,968
	40,506	34,976	16,275	53,254	145,011	127,445

	At December 31, 2022
			More than
		More than	2 years
	Within 1	1 year but	but less
	year or on-	less than 2	than 5	More than		Carrying amount
In thousands of USD	demand	years	years	5 years	Total	at December 31
Trade payables	15,768	—	—	—	15,768	15,768
Other payables and accruals	22,176	—	—	—	22,176	22,176
Amount due to a related party	316	—	—	—	316	316
Borrowings	29,805	—	—	—	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490

Summary of fair value measurement hierarchy for the Group's financial instruments

	Valuation technique(s)	December 31,
In thousands of USD	and key input	2021	Level 1	Level 2	Level 3
USDC	Quoted price	99	99	—	—
Investments A and B in unlisted equity instruments	Recent transaction price	1,250	—	—	1,250

	Valuation technique(s)	December 31,
In thousands of USD	and key input	2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	—	—
Investments A, B and D in unlisted equity instruments	Net asset value	18,348	—	—	18,348
Investments C and E in unlisted equity instruments	Recent transaction price	11,500	—	—	11,500
Investment in unlisted debt instrument	Net asset value	31,111	—	—	31,111

Summary of fair value measurement of assets

	Years ended December 31,
In thousands of USD	2021	2022
Unlisted equity instruments and debt instrument at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	—	1,250
Additions	1,250	61,550
Disposals	—	(1,213)
Net gain on disposal of financial assets at fair value through profit or loss	—	213
Net fair value changes recognized in profit or loss	—	(841)
At December 31,	1,250	60,959